Acquisitions - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2020	Mar. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information
Acquisition related costs			$ 0.1	$ 0.0	$ 0.1
Tove Knutsen [Member] | Acquisitions from KNOT
Additional information
Percentage of interest acquired	100.00%
Tove Knutsen [Member] | Fair value, nonrecurring measurement for asset acquisition
Additional information
Vessel and equipment in purchase price	$ 117.8		117.8
Outstanding indebtedness	93.1		93.1
Certain capitalized financing fees	0.8		$ 0.8
Purchase price adjustments	$ 3.6
Anna Knutsen [Member] | Acquisitions from KNOT
Additional information
Percentage of interest acquired		100.00%
Anna Knutsen [Member] | Fair value, nonrecurring measurement for asset acquisition
Additional information
Vessel and equipment in purchase price		$ 120.0
Outstanding indebtedness		106.8
Certain capitalized financing fees		1.4
Purchase price adjustments		$ 5.3